LEASE - Lease receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current
Account receivable - Operating lease	¥ 93,883	$ 13,612	¥ 13,318
Account receivable - Sales-type lease	906	131	1,010
Net investment in direct financing leases, current portion			2,699
Non-current
Net investment in direct financing leases, non-current portion			4,796
Total	¥ 94,789	$ 13,743	¥ 21,823